RISK MANAGEMENT - Concentrations of credit risk - Concentration by currency - Additional information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of financial assets [line items]
Percentage of loan portfolio in foreign currency	9.20%	18.40%
Maximum exposure to credit risk	$ 322,509,237	$ 321,110,141
Loan portfolio [member] | Foreign currency [member]
Disclosure of financial assets [line items]
Maximum exposure to credit risk			$ 4,699	$ 8,349